Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 786.2	$ 452.1
Accounts receivable, less allowances of $77.3 and $70.1	3,048.5	2,544.9
Inventories	2,213.3	1,991.7
Refundable income taxes	378.3	218.1
Other current assets	594.7	534.4
Total current assets	7,021.0	5,741.2
Property, Plant and Equipment, Net	2,577.8	2,448.8
Acquisition-related Intangible Assets, Net	13,969.0	12,758.3
Other Assets	1,011.9	1,058.4
Goodwill	21,327.8	18,827.6
Total Assets	45,907.5	40,834.3
Current Liabilities:
Short-term obligations and current maturities of long-term obligations	1,255.5	1,051.8
Accounts payable	926.2	822.2
Accrued payroll and employee benefits	708.7	598.2
Accrued income taxes	165.4	212.5
Deferred revenue	485.9	317.9
Other accrued expenses	1,324.1	1,143.7
Total current liabilities	4,865.8	4,146.3
Deferred Income Taxes	2,557.4	2,622.6
Other Long-term Liabilities	1,572.6	1,295.0
Long-term Obligations	15,372.4	11,420.2
Commitments and Contingencies
Shareholders' Equity:
Preferred stock, $100 par value, 50,000 shares authorized; none issued
Common stock, $1 par value, 1,200,000,000 shares authorized; 415,138,564 and 411,944,301 shares issued	415.1	411.9
Capital in excess of par value	12,139.6	11,801.2
Retained earnings	13,926.9	12,142.3
Treasury stock at cost, 21,690,679 and 12,314,200 shares	(2,306.0)	(1,007.9)
Accumulated other comprehensive items	(2,636.3)	(1,997.3)
Total shareholders' equity	21,539.3	21,350.2
Total Liabilities and Shareholders' Equity	$ 45,907.5	$ 40,834.3